    As filed with the Securities and Exchange Commission on September 6, 2001



                                             Registration No. 333-67046/811-8443


================================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


          Pre-Effective Amendment No. 1 Post-Effective Amendment No___
                        (Check appropriate box or boxes)


                Exact Name of Registrant as Specified in Charter:

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                         Area Code and Telephone Number:
                                 (800) 725-6666

                     Address of Principal Executive Offices:
                              7 World Trade Center
                            New York, New York 10048

                     Name and Address of Agent for Service:

                            Robert A. Vegliante, Esq.
                      Salomon Brothers Asset Management Inc
                              7 World Trade Center
                            New York, New York 10048
                                   Copies to:

                 Sarah E. Cogan, Esq.                                    Stephen E. Roth, Esq.
              Simpson Thacher & Bartlett                            Sutherland Asbill & Brennan LLP
                 425 Lexington Avenue                                 1275 Pennsylvania Ave., NW
                New York, NY 10017-3954                                  Washington, DC 20004

================================================================================


 Approximate Date of Proposed Public Offering: September 11, 2001 or as soon as practicable after the Registration Statement becomes effective under the
                            Securities Act of 1933.






The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment that specifically states that this registration statement shall hereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


Title of securities being registered: investment company shares

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933: NO FILING FEE IS REQUIRED IN RELIANCE ON SECTION 24(f) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

This Pre-Effective Amendment No. 1 to the Form N-14 registration statement (File Nos. 333-67046/811-8443) incorporates by reference certain documents filed as part of the initial filing:

     In Part A:

              Appendix B to the Combined Prospectus/Proxy Statement (Salomon Brothers Variable Series Funds Inc prospectus dated April 30, 2001)

     In Part B:

              April 30, 2001 Statement of Additional Information for Salomon Brothers Variable Series Funds Inc

              December 31, 2000 Annual Report for Salomon Brothers Variable Series Funds Inc

              December 31, 2000 Annual Reports for the Jurika & Voyles
              Core Equity and Strategic Stock Portfolios of Travelers Series
              Trust

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC
                                    FORM N-14
                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(a)



ITEM NO.                                                       HEADING
--------                                                       -------
PART A
------

Beginning of Registration Statement
     and Outside Front Cover Page of
     Prospectus                                                Cover Page

Beginning and Outside Back Cover Page
     of Prospectus                                             Table of Contents

Synopsis and Risk Factors                                      Summary; Risk Factors

Information About the Transaction                              Summary; Information Relating to the Proposed
                                                               Reorganization

Information About the Registrant                               Summary; Information Relating to the Proposed
                                                               Reorganization; Comparison of Investment Objectives
                                                               and Policies; Additional Information About Salomon
                                                               Series

Information About the Company Being Acquired                   Summary; Information Relating to the Proposed
                                                               Reorganization; Comparison of Investment Objectives
                                                               and Policies; Additional Information About the Trust

 Voting Information                                            Voting Information

Interest of Certain Persons and
     Experts                                                   Voting Information

Additional Information Required for Reoffering by Persons
     Deemed to be Underwriters                                 Inapplicable

PART B
------

Cover Page                                                     Statement of Additional Information; Cover Page

Table of Contents                                              Table of Contents

Additional Information About the Registrant                    Statement of Additional Information

Additional Information About the
     Company Being Acquired                                    Inapplicable

Financial Statements                                           Financial Statements; Pro Forma Financial Statements


PART C
------

Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                           THE TRAVELERS SERIES TRUST

                      JURIKA & VOYLES CORE EQUITY PORTFOLIO
                            STRATEGIC STOCK PORTFOLIO

                                ONE TOWER SQUARE
                           HARTFORD, CONNECTICUT 06183


                                                              September 11, 2001


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


To the Shareholders of
Jurika & Voyles Core Equity Portfolio and
Strategic Stock Portfolio:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of Jurika & Voyles Core Equity Portfolio ("Jurika Portfolio") and Strategic Stock Portfolio (individually, "Strategic Portfolio," and, together with Jurika Portfolio, the "Travelers Funds"), each a series of The Travelers Series Trust (the "Trust"), will be held at One Tower Square, Hartford, Connecticut 06183, on October 24, 2001 at 9:00 a.m., (Eastern time) for the following purposes:

         ITEM 1. To approve or disapprove an Agreement and Plan of Reorganization by and between the Trust, on behalf of the Travelers Funds, and Salomon Brothers Variable Series Funds Inc ("Salomon Series"), on behalf of its series, Salomon Brothers Variable Investors Fund ("Investors Fund"), and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of each of the Travelers Funds, to Investors Fund, in exchange for shares of Investors Fund, and (b) the distribution of such Investors Fund shares to the shareholders of the respective Travelers Funds in connection with the liquidation of such Travelers Funds.

                           Shareholders of each Travelers Fund will vote separately on Item 1.

         ITEM 2. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         THE BOARD OF TRUSTEES OF THE TRAVELERS SERIES TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

         The attached Combined Prospectus/Proxy Statement describes the proposal. A copy of the Reorganization Plan is attached as Appendix A to the Combined Prospectus/Proxy Statement.

         Shareholders of record as of the close of business on August 13, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRAVELERS SERIES TRUST. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO A TRAVELERS FUND, AS THE CASE MAY BE, A WRITTEN NOTICE OF REVOCATION OR SUBSEQUENTLY EXECUTED VOTING INSTRUCTIONS OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.



                                           By Order of the Board of Trustees


                                           /s/ Ernest J. Wright, Secretary
                                           -------------------------------------
                                           Ernest J. Wright, Secretary


         September 11, 2001


         Hartford, Connecticut

                                     PART A

                       COMBINED PROSPECTUS/PROXY STATEMENT
                            DATED SEPTEMBER 11, 2001


----------------------------------------------------------------------------------------------------------------------
                THE TRAVELERS SERIES TRUST                                   SALOMON BROTHERS VARIABLE
           JURIKA & VOYLES CORE EQUITY PORTFOLIO                                 SERIES FUNDS INC
                 STRATEGIC STOCK PORTFOLIO                           SALOMON BROTHERS VARIABLE INVESTORS FUND
                     ONE TOWER SQUARE                                          7 WORLD TRADE CENTER
                HARTFORD, CONNECTICUT 06183                                  NEW YORK, NEW YORK 10048
                      (800) 842-9368                                              (800) 725-6666
----------------------------------------------------------------------------------------------------------------------


         This Combined Prospectus/Proxy Statement for The Travelers Series Trust (the "Trust") is furnished to shareholders of Jurika & Voyles Core Equity Portfolio ("Jurika Portfolio") or Strategic Stock Portfolio ("Strategic Portfolio," and together, Jurika and Strategic Portfolios are the "Travelers Funds"), namely The Travelers Insurance Company, The Travelers Life and Annuity Company, and their affiliates (collectively, "The Travelers"), which have separate accounts, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and unregistered separate accounts and related subaccounts (collectively, the "separate accounts") invested in the Travelers Funds.

         This Combined Prospectus/Proxy Statement relates to a special meeting of shareholders of Jurika and Strategic Portfolios scheduled for October 24, 2001 at 9:00 a.m. (Eastern time), and any adjournments thereof, at the offices of the Trust at the address set forth above on this Statement (the "Meeting"). At the Meeting, shareholders of each of the Travelers Funds will be asked to consider and approve the proposed transfer of all of the assets and liabilities of each Travelers Fund to Salomon Brothers Variable Investors Fund ("Investors Fund"), a series of Salomon Brothers Variable Series Funds Inc ("Salomon Series"), in exchange for shares of Investors Fund (the "Reorganization").

         As a result of the Reorganization, each shareholder of a Travelers Fund whose shareholders have approved the Reorganization will receive the number of shares of Investors Fund that is equal in value at the time of the exchange to the value of such shareholder's shares of that Travelers Fund on the closing date of the Reorganization.

         This Combined Prospectus/Proxy Statement and the Agreement and Plan of Reorganization (the "Reorganization Plan") between the Trust, on behalf of the Travelers Funds, and Salomon Series, on behalf of Investors Fund, describe more fully the terms and conditions of the Reorganization. Appendix A of this Combined Prospectus/Proxy Statement includes a copy of the Reorganization Plan.


         Shares of the Travelers Funds are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners of variable annuity contracts and variable life insurance policies (collectively, the "variable contracts"). As of the record date for the Meeting, The Travelers, on behalf of its separate accounts, is the legal owner and holder of substantially all of the outstanding shares of each of the Travelers Funds.

         The Travelers shall vote all shares of the Travelers Funds in proportion to the timely instructions received from owners of the variable contracts that have variable contract values on the record date allocated to a separate account of The Travelers investing in shares (collectively, the "contract owners"). Accordingly, The Travelers is furnishing this Combined Prospectus/Proxy Statement to such contract owners in connection with the solicitation of voting instructions from the contract owners regarding the proposal to shareholders of the Travelers Funds to approve or disapprove the Reorganization Plan.

         This Combined Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely the information about Salomon Series, Investors Fund, the Trust, and the Travelers Funds that a shareholder or contract owner should know in considering the Reorganization. The current prospectus for Investors Fund is incorporated herein by reference. Investors Fund's prospectus is attached as an Appendix to this Combined Prospectus/Proxy Statement, and the Travelers Funds' prospectus and statement of additional information are available without charge by writing to The Trust at its address noted above or by calling (800) 842-9368. A statement of additional information dated the same date as this Combined Prospectus/Proxy Statement (the "Statement of Additional Information") and containing additional information about the Trust and Salomon Series has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. You may obtain a copy of the Statement of Additional Information without charge by writing to Salomon Series at its address noted above or by calling (800) 725-6666.

         Investors Fund also provides periodic reports to its shareholders that highlight certain important information about Investors Fund, including investment results and financial information. These reports can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C., and at certain of its Regional Offices. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NEITHER THE TRUST NOR SALOMON SERIES HAS AUTHORIZED ANY PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR SALOMON SERIES.

INVESTMENTS IN INVESTORS FUND, AS WITH ANY MUTUAL FUND, ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES IN INVESTORS FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                                ----

INTRODUCTION......................................................................................................4

         Voting Information.......................................................................................4


SUMMARY...........................................................................................................6


COMPARATIVE FEE AND EXPENSE TABLES...............................................................................10


RISK FACTORS.....................................................................................................12


INFORMATION RELATING TO THE PROPOSED REORGANIZATION..............................................................13


FEDERAL INCOME TAX CONSEQUENCES..................................................................................15


CAPITALIZATION...................................................................................................16


COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.................................................................17


PURCHASES AND REDEMPTIONS........................................................................................22


DIVIDENDS, DISTRIBUTIONS AND TAXES...............................................................................22


ADDITIONAL INFORMATION ABOUT THE TRUST...........................................................................25


ADDITIONAL INFORMATION ABOUT SALOMON SERIES......................................................................26


FINANCIAL STATEMENTS AND EXPERTS.................................................................................26


OTHER BUSINESS...................................................................................................26


LITIGATION.......................................................................................................26


SHAREHOLDER INQUIRIES............................................................................................26

Appendices:

  A - Agreement and Plan of Reorganization

  B - Investors Fund Prospectus

                                  INTRODUCTION


         This Combined Prospectus/Proxy Statement is being furnished by the Trust's Board of Trustees (the "Trust Board") to the shareholders of Jurika Portfolio and Strategic Portfolio, each a series of the Trust, in connection with the shareholders' solicitation of voting instructions to be used at a Special Meeting of Shareholders of each of the Travelers Funds to be held on October 24, 2001 at 9:00 a.m. ( Eastern time) at the Trust's offices at One Tower Square, Hartford, Connecticut 06183 (together with any adjournments thereof, the "Meeting"). It is expected that this Combined Prospectus/Proxy Statement will be mailed on or about September 11, 2001.


REORGANIZATION PLAN

         At the Meeting, shareholders will consider and approve or disapprove an Agreement and Plan of Reorganization between the Trust, with respect to each of the Travelers Funds, and Salomon Series, on behalf of Investors Fund. Under the Reorganization Plan, all of the assets and liabilities of each of the Travelers Funds will be transferred to Investors Fund in exchange for the equivalent value of Investors Fund shares. As a result of the Reorganization, the Travelers Funds' shareholders will become shareholders of Investors Fund and will receive Investors Fund shares equal in value to their holdings in the Travelers Funds on the date of the Reorganization.

         The Trust is organized as a Massachusetts business trust, and each Travelers Fund is a series of the Trust. Salomon Series is organized as a Maryland corporation, and Investors Fund is a series of Salomon Series.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE REORGANIZATION PLAN.

VOTING INFORMATION

         This Combined Prospectus/Proxy Statement is being sent to variable contract owners whose variable contracts are funded by the Travelers' Separate Accounts that invest in each of the Travelers Funds. The number of shares as to which voting instructions may be given under a variable contract is determined by the number of full and fractional shares of each Travelers Fund held in a separate account with respect to that particular variable contract.

         The Travelers' hold all of the shares of the Travelers Funds. The Travelers will vote the Travelers Funds' shares at the Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the variable contracts. Contract owners and certain annuitants and/or beneficiaries have the right to instruct The Travelers as to the number of shares (and fractional shares) attributable to their variable contract's value on the record date allocated to the separate account or subaccount that holds Travelers Funds shares.

         Twenty-five percent of the outstanding shares of each Travelers Fund represented in person or by proxy must be present to constitute a quorum. If a quorum is not present at the Meeting, or if a quorum is present but, at the Meeting, sufficient votes to approve the Reorganization are not received, the persons with proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. A shareholder vote may be taken on the Reorganization in this Proxy Statement prior to any adjournment if sufficient votes have been received with respect to the Reorganization. Any adjournment will require the affirmative vote of a two thirds of the shares represented at the Meeting in person or by proxy. Based on voting instructions received, proxies will vote in favor of such adjournment those instructions that are in favor of the Reorganization, will vote against any adjournments those instructions that are against the Reorganization, and will abstain from voting with respect to any adjournment those instructions that are marked to abstain in connection with the Reorganization.

         The Travelers will vote shares attributable to variable contracts as to which no voting instructions are received in proportion (for, against, or abstain) to those for which timely instructions are received. If a Voting Instruction Form is received that does not provide any instructions, The Travelers will consider its timely receipt as an instruction to vote in favor of the proposal. In certain circumstances, The Travelers has the right to disregard voting instructions from certain owners. Owners may revoke previously submitted voting instructions given to The Travelers at any time before 5:00 p.m. (Eastern time) on October 22, 2001 by notifying The Travelers in writing. An affiliate of Citigroup Inc., an affiliated person of the Trust ("Citigroup"), will bear all of the expenses of soliciting voting instructions. The solicitation will be made primarily by mail, but The Travelers and its affiliates may make telephone, electronic, or oral communications to contract owners.

         Approval of the Reorganization Plan by each Travelers Fund requires the affirmative vote of two-thirds or more of that Travelers Fund's outstanding shares present. If the shareholders of only one of the Travelers Funds approves the Reorganization Plan, the Reorganization will proceed solely with that Travelers Fund.

         The Trust Board has fixed August 13, 2001 as the record date for determining shareholders entitled to notice of and to vote at the Meeting. To be counted, The Travelers must receive an owner's properly executed Voting Instruction Form at the Trust's office by 5:00 p.m. Eastern time on October 22, 2001.


         As of the record date, no person owned beneficially more than 5% of a separate account of The Travelers invested in the Travelers Funds. Accordingly, there are no persons who would own more than 5% of a separate account of The Travelers invested in Investors Fund upon consummation of the Reorganization based upon their holdings as of the record date.






         As of the record date, The Travelers owned in excess of 65%, and GE Life & Annuity Assurance Co., 6610 W. Broad Street, Richmond, VA 23230, owned in excess of 25%, respectively, of the outstanding shares of Investors Fund.

         As of the record date, no person owned beneficially more than 5% of the outstanding shares of common stock ("shares") of Investors Fund, and no person would own more than 5% of the shares of Investors Fund upon consummation of the Reorganization.






                                     SUMMARY

         The following is a summary of certain information relating to the proposed Reorganization, the parties thereto, and the transactions contemplated thereby. This disclosure is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information for Investors Fund and each of the Travelers Funds, and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

         Pursuant to the proposed Reorganization Plan, one or both of the Travelers Funds will transfer all of their assets and liabilities to Investors Fund in exchange for shares of Investors Fund, a series of Salomon Series.

         The proposed Reorganization is expected to be effective upon the opening of business on October 29, 2001 or such later date as the parties may agree (the "effective date"). Under the proposed Reorganization, each shareholder of a Travelers Fund whose shareholders have approved the Reorganization (a "Merging Fund") will receive the number of Investors Fund shares with an aggregate net asset value equal on the effective date to the aggregate net asset value of the shareholder's shares in the Merging Fund. Thereafter, following the proposed Reorganization, shareholders of a Merging Fund will be shareholders of Investors Fund. No shareholder of Merging Funds will pay a sales or other charge or expense in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."


         Following the Reorganization, Investors Fund will have substantially similar distribution practices, and substantially similar purchase, redemption, exchange, and dividend policies as the Travelers Funds. In other words, Investors Fund shares are sold continuously at net asset value by Salomon Series directly to shareholders through Salomon Smith Barney Inc., the Fund's distributor. Purchases, exchanges, and redemptions are effected at the net asset value next computed after receipt of an order. All contract owners will continue to use the same purchase, exchange, and redemption procedures described in the applicable contract prospectus.


         Each of the Trust Board and Salomon Series Board of Directors (the "Salomon Board" and, together the "Boards"), including a majority of each Board's members who are not "interested persons" within the meaning of the 1940 Act (the "disinterested Board members"), has determined that the proposed Reorganization is in the best interests of the applicable Fund's respective shareholders and the underlying contract owners and that the interests of the shareholders and the underlying contract owners will not be diluted as a result of Reorganization. Each Board reached its determination based upon its evaluation of the relevant information presented to them, including an analysis of the operation of the Travelers Funds and Investors Fund both before and as expected after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the Travelers Funds and Investors Fund in an effort to realize increased economies of scale for shareholders, and indirectly, the underlying contract owners, and certain operational and administrative efficiencies, the fact that the Reorganization is expected to be tax-free, and in light of their fiduciary duties under federal and state law.

REASONS FOR THE REORGANIZATION

         Each Board was advised that fund management had been reviewing the proprietary funds offered as investment options under insurance products sponsored by The Travelers and, in consultation with members of The Travelers' product sales and marketing group, had been looking to rationalize and focus the investment products available to contract owners purchasing The Travelers' products. One of the goals is to have strong product representation in the top selling asset class categories that would be responsive to contract owners' investing needs. The Boards also considered the fact that, as an operational matter, certain variable contracts are limited in the number of funds they can offer, and it, therefore, appeared to be prudent to merge or restructure several funds that are small or have limited sales appeal to contract owners. The Trust Board was also advised that certain of the newer proprietary funds, including Jurika and Strategic Portfolios, offered to contract owners, have failed to generate sufficient asset size to operate efficiently and are not expected to achieve economies of scale in the future. In light of this, it was noted that management was no longer willing to maintain the expense caps voluntarily placed on the expense ratios of each of the Travelers Funds. Without these expense reimbursements, the Travelers Funds' respective expense ratios would be expected to increase, which in turn, would have a negative impact on Fund returns from which contract owner contract benefits are derived.

         Each Board concluded that a targeted and streamlined menu of funds should ultimately benefit contract owners and should facilitate increasing economies of scale within those funds retained in the menu as well as should generate operational and administrative efficiencies, which also should benefit contract owners. Accordingly, the Trust Board and the Salomon Board have each approved the reorganization of the Travelers Funds into Investors Fund.

         The investment objectives and policies of each of the Travelers Funds and Investors Fund have been reviewed in detail to identify funds that would provide investment objectives, policies and restrictions similar to the Travelers Funds. In the case of Jurika Portfolio, the Trustees believe that Investors Fund offers investment objectives and strategies that are substantially similar. With respect to Strategic Portfolio, while there are some differences in the application of its investment objectives and the use of certain strategies as compared to Investors Fund, both Strategic Portfolio and Investors Fund share a common goal of long term capital growth supplemented at least to some degree by income. Also, in part, the proposed combinations reflect the fact that the Board's restructuring choices were significantly constrained by the menu of proprietary funds available in all applicable variable contracts. These similarities and differences are discussed more fully under "Comparison of Investment Objectives and Policies" below.

FEDERAL INCOME TAX CONSEQUENCES

         Sutherland Asbill & Brennan, counsel to the Trust, will issue an opinion (based on certain assumptions) as of the effective date of the Reorganization to the effect that the transaction will not give rise to the realization or recognition of income, gain or loss for federal income tax purposes to the variable contract owners and that neither the variable contract owners, the Travelers Funds, nor their respective shareholders will incur any federal income tax liability as a result of the transaction. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences" below.

INVESTMENT ADVISERS

         The investment adviser for Jurika and Strategic Portfolios is Travelers Asset Management International Company LLC ("TAMIC"), an indirectly wholly owned subsidiary of Citigroup. Currently, Travelers Investment Management Company ("TIMCO") provides subadvisory services to Strategic Portfolio. Jurika Portfolio receives subadvisory services from Jurika & Voyles, LP. The investment adviser for Investors Fund is Salomon Brothers Asset Management Inc ("SBAM"), which is an indirect, wholly owned subsidiary of Citigroup. After the Reorganization, the same portfolio management team that currently is responsible for Investors Fund will continue to make the day-to-day investment decisions for Investors Fund.

INVESTMENT OBJECTIVES AND APPROACHES

         Jurika Portfolio and Investors Fund follow similar objectives of seeking long-term capital appreciation, although Investors Fund seeks current income as a secondary objective. There are certain other differences between their approaches that should be considered. Strategic Portfolio follows an objective of seeking above average total return through both capital appreciation and dividend income. The following table sets forth the investment objectives and approaches of each Travelers Fund and Investors Fund. See "Comparison of Investment Objectives and Policies" below.

                                    INVESTMENT OBJECTIVE AND APPROACH
JURIKA PORTFOLIO                    Long-term capital appreciation by investing primarily in the common stocks of companies with market capitalizations of $500 million and over.

STRATEGIC PORTFOLIO                 Above-average total return through capital appreciation and dividend income by investing primarily in a portfolio of actively traded, dividend paying equity securities comprised of high dividend yield stocks periodically selected from:
                                    (1) the companies included in the Dow Jones Industrial Average and (2) the companies included in a selected subset of the Standard & Poor's Industrial
                                    Index.

                                    INVESTMENT OBJECTIVE AND APPROACH
INVESTORS FUND                      Long-term growth of capital with current income as a secondary objective by investing primarily in common stocks of established U.S. companies.

INVESTMENT POLICIES AND RESTRICTIONS

         In addition to the similarities and differences between the investment objectives and approaches of Investors Fund and each Travelers Fund, there are certain similarities and differences in the investment policies and investment restrictions between Investors Fund and each Travelers Fund, set forth below under "Comparison of Investment Objectives and Policies."

ADDITIONAL PORTFOLIOS

         In addition to Investors Fund, Salomon Series currently offers five additional funds: Capital, High Yield Bond, Small Cap Growth, Strategic Bond, and Total Return Funds. Salomon Series' prospectuses and statement of additional information include detailed descriptions of each Salomon Series fund. Salomon Series may add or subtract additional portfolios from time to time in the future.

         In addition to the Travelers Funds, the Trust currently offers 17 additional portfolios: Convertible Bond, Disciplined Mid Cap Stock, Disciplined Small Cap Stock, Equity Income, Federated High Yield, Federated Stock, Large Cap, Lazard International Stock, MFS Emerging Growth, MFS Mid Cap Growth, MFS Research, MFS Value, Social Awareness Stock, Travelers Quality Bond, U.S. Government Securities, Utilities, and Zero Coupon Bond Portfolios. The Travelers Funds' prospectuses and statement of additional information include detailed descriptions of each Trust portfolio. The Trust may add or subtract additional portfolios from time to time in the future.

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

         ADVISORY SERVICES

         SBAM is the investment adviser for Investors Fund. SBAM oversees the asset management and administration of Investors Fund. As compensation for its services, SBAM receives a management fee from Investors Fund at an annual rate of 0.70% of average daily net assets. TAMIC is the investment adviser for the Travelers Funds and supervises the management and investment program for each of the Travelers Funds. As compensation for its services, TAMIC receives a management fee from Jurika Portfolio and Strategic Portfolio at the annual rates of 0.75% and 0.60%, respectively, of the Portfolio's average daily net assets.

         OTHER SERVICES

         After the Reorganization, shares of Investors Fund will continue to be offered to the separate accounts of The Travelers that originally held shares in the merged Travelers Funds and will continue to be offered to other insurance company separate accounts that fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans.

         After the Reorganization, SBAM will serve as administrator and fund accountant, and PNC Bank, N.A., ("PNC Bank") located at Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113, will serve as custodian for Investors Fund. The services provided by SBAM will include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, PNC Bank will be responsible for the daily safekeeping of securities and cash held by Investors Fund.

         PricewaterhouseCoopers LLP ("PwC") serves as Investors Fund's independent accountants, auditing and reporting on the annual financial statements of Salomon Series funds and reviewing certain regulatory reports and the funds' federal income tax returns. PwC also performs other professional accounting, auditing, tax and advisory services when Salomon Series engages it to do so.

         KPMG LLP serves as the Travelers Funds' independent auditors, examining and reporting on the Travelers Funds' financial statements.

                       COMPARATIVE FEE AND EXPENSE TABLES

         The tables below show (1) information regarding the fees and expenses paid by each of the Travelers Funds and Investors Fund during the year ended December 31, 2000 that do not reflect current expense reimbursement arrangements, and (2) estimated fees and expenses on a pro forma basis for Investors Fund after giving effect to the proposed Reorganization with one or more of the Travelers Funds. Under the proposed Reorganization, shareholders in a Travelers Fund would receive shares in Investors Fund. Shareholders (and indirectly underlying contract owners) will not pay a sales charge or other expenses in connection with the Investors Fund shares received in the Reorganization. Each of the Travelers Funds and Investors Fund currently has a single class of shares.

                                                         JURIKA         STRATEGIC        INVESTORS
                                                       PORTFOLIO        PORTFOLIO          FUND
                                                       ---------        ---------     --------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
   YOUR INVESTMENT) - Maximum Sales Charge
   (Load) when you buy shares, shown as % of
   the offering price                                     NONE            NONE             NONE

Maximum Deferred Sales Charge
   (Load) shown as lower of original purchase
   price or redemption proceeds                           NONE            NONE             NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
   DEDUCTED FROM FUND ASSETS)
Management Fees                                          0.75%            0.60%            0.70%

Distribution (12b-1) Fees                                 NONE            NONE             NONE

                                                         JURIKA         STRATEGIC        INVESTORS
                                                       PORTFOLIO        PORTFOLIO          FUND
                                                       ---------        ---------     --------------
Other Expenses                                           0.49%            0.37%            0.21%

Total Annual Fund Operating Expenses                     1.24%(A)         0.97%(B)         0.91%


(A) During the period, The Travelers waived or reimbursed 0.24% of expenses, leaving the Portfolio with total operating expenses of 1.00% net of such reimbursements.

(B) During the period, The Travelers waived or reimbursed 0.07% of expenses, leaving the Portfolio with total operating expenses of 0.90% net of such reimbursements.




===============================================================================================
           INVESTORS FUND (PRO FORMA WITH ONE OR MORE TRAVELERS FUNDS)

                                                           A             B              C
                                                           -             -              -
===============================================================================================
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
   YOUR INVESTMENT) - Maximum Sales Charge
   (Load) when you buy shares, shown as % of
   the offering price                                    NONE          NONE           NONE

   Maximum Deferred Sales Charge (Load)
   Shown as lower of original purchase price or
   redemption proceeds                                   NONE          NONE           NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES
  THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                          0.70%         0.70%          0.70%

Distribution (12b-1) Fees                                NONE          NONE           NONE

Other Expenses                                           0.21%         0.21%          0.21%

Total Annual Fund Operating Expenses                     0.91%         0.91%          0.91%

A:  With approval of the Reorganization by shareholders of both Travelers Funds.

B: With approval of the Reorganization by shareholders of Jurika Portfolio only.

C: With approval of the Reorganization by shareholders of Strategic Portfolio only.


         EXAMPLE: This example helps investors compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes:

-        you invest $10,000;

-        you sell all of your shares at the end of the period;

-        your investment has a 5% return each year; and

- each Fund's operating expenses are not waived and remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                               ------------------------------------------------------
JURIKA PORTFOLIO........................................         $126          $393          $681          $1,500

STRATEGIC PORTFOLIO.....................................           99           309           536           1,190

INVESTORS FUND..........................................           93           290           504           1,120

PRO FORMA OF INVESTORS FUND WITH JURIKA PORTFOLIO.......           93           290           504           1,120

PRO FORMA OF INVESTORS FUND WITH STRATEGIC PORTFOLIO....           93           290           504           1,120

PRO FORMA OF INVESTORS FUND WITH JURIKA PORTFOLIO AND
STRATEGIC PORTFOLIO.....................................           93           290           504           1,120

The fees and charges reflected in the table above do not include fees and charges imposed by the variable contracts issued by The Travelers and their separate accounts with interests in the Funds.

                           PERFORMANCE As of 6/30/01

                                                                                       Inception
                                                                                           to
                              Year-to-Date        1 Year      3 Years      5 Years        Date*
                              ------------------------------------------------------------------
Jurika Portfolio                 -3.14%            3.07%        N/A          N/A           7.13%
Strategic Portfolio               0.91%           19.29%       4.89%         N/A           3.60%
Investors Fund                   -0.60%            4.93%       9.63%         N/A          10.83%



*  Jurika Portfolio commenced operations on July 20, 1998.
   Strategic Portfolio commenced operations on May 1, 1998.
   Investors Fund commenced operations on February 17, 1998.


                                  RISK FACTORS

         The following discussion highlights the principal risk factors associated with an investment in Investors Fund and how such factors may increase the overall risk of an investment by shareholders (and indirectly the contract owners) of the Travelers Funds, after the Reorganization. Further information relating to these and other risks associated with investing in Investors Fund is set forth in "Comparison of Investment Objectives and Policies" below. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectus and statement of additional information of Investors Fund.

         The principal risk factors associated with an investment in Investors Fund, in general, are those typically associated with investing in a managed portfolio of equity and debt securities. As such, Investors Fund has risks similar to those found in the Travelers Funds. In particular, investors could lose money on their investment in Investors Fund, or Investors Fund may not perform as well as other investments if any of the following occurs:

         -        U.S. stock markets decline;

         - An adverse event, such as an unfavorable earnings report, negatively affects the stock price of a company in which Investors Fund invests;

         -        Large capitalization stocks fall out of favor with investors;
                  or

         - The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect.

         Additionally, Investors Fund may invest in high-yield securities, which can expose an investment to additional risk. The secondary markets for high-yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high-yield securities are concentrated in relatively few market makers, and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high-yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the ability of Investors Fund, if it holds these securities, to dispose of particular portfolio investments, may adversely affect Investors Fund's net asset value per share and may limit the ability of Investors Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If Investors Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value such its portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets may also affect Investors Fund's ability to sell securities at their fair value. If the secondary markets for high-yield securities contract due to adverse economic conditions or for other reasons, certain liquid securities in Investors Fund's portfolio may become illiquid and the proportion of Investors Fund's assets invested in illiquid securities may significantly increase.

         As to the Travelers Funds, only Jurika Portfolio invests in high-yield securities. Hence, the risks associated with investments in high-yield securities may increase to shareholders of shares of Strategic Portfolio that are exchanged for shares of Investors Fund.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

         The Reorganization Plan sets forth the terms and conditions under which the Reorganization would be consummated. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the copy of the Reorganization Plan attached as Appendix A to this Combined Prospectus/Proxy Statement and is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

         The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of Jurika and Strategic Portfolios will be transferred to and assumed by Investors Fund. In exchange for the transfer of the assets and the assumption of the liabilities, Salomon Series will issue at the Effective Time of the Reorganization full and fractional shares of Investors Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of each of Jurika and Strategic Portfolios as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that each of Jurika and Strategic Portfolios will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to their respective shareholders all undistributed net investment income earned and net capital gains realized up to and including the Effective Time of the Reorganization.

         Following the transfer of assets to, and the assumption of the liabilities of, the Travelers Funds by Investors Fund, the Travelers Funds will distribute Investors Fund shares received from

Salomon Series to Jurika Portfolio's and Strategic Portfolio's respective shareholders in liquidation of each of Jurika Portfolio and Strategic Portfolio. Each Jurika Portfolio and Strategic Portfolio shareholder at the Effective Time of the Reorganization will receive an amount of shares with a total net asset value equal to the net asset value of their respective Jurika Portfolio or Strategic Portfolio shares plus the right to receive any dividends or distributions that were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to Jurika Portfolio shares or Strategic Portfolio shares, respectively.

         After the Reorganization, all of the issued and outstanding shares of the Travelers Funds shall be canceled on the books of each such Travelers Fund and the transfer books of each Travelers Fund will be permanently closed.

         The Reorganization is subject to a number of conditions, including, without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the respective Jurika Portfolio and Strategic Portfolio shareholders; the receipt of a legal opinion from counsel to the Trust with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and, the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on October 26, 2001 or such other date as is agreed to by the parties.

         An affiliate of Citigroup will bear the costs and expenses associated with the Reorganization, including costs of soliciting proxies. Neither the Travelers Funds, the Trust, Investors Fund, Salomon Series, nor their respective shareholders will bear any of these costs and expenses.

BOARD CONSIDERATIONS

         In considering and approving the Reorganization at a meeting held on July 27, 2001, the Trust Board considered and discussed the future of the Travelers Funds and how to best serve the Travelers Funds' shareholders' interests. The Trust Board discussed the size of each of Jurika and Strategic Portfolios (approximately $5.9 million and $15.2 million, respectively as of June 30, 2001) and the increasing advantages of reorganizing Jurika Portfolio and Strategic Portfolio into Investors Fund. The Trust Board also reviewed the proposal for the Reorganization. After discussions, the Trust Board, including a majority of the disinterested Trustees, unanimously decided to approve the Reorganization with Investors Fund and to recommend its approval to shareholders.

         In considering and approving the Reorganization, the Trust Board considered, among other things: the terms of the Reorganization Plan; a comparison of each fund's historical and projected expense ratios; the comparative investment performance of Jurika and Strategic Portfolios with Investors Fund; the anticipated effect of such Reorganization on each of Jurika and Strategic Portfolios and their respective shareholders; the investment advisory services supplied by SBAM and its affiliates; the management and other fees payable by Investors Fund; the similarities and differences in the investment objective and policies of Jurika Portfolio and of Strategic Portfolio with Investors Fund; the opportunity to combine each of Jurika Portfolio and Strategic Portfolio with Investors Fund in an effort to realize greater economies of scale as well as operational and administrative efficiencies; the recommendations of TAMIC with respect to the proposed Reorganization; the fact that Citigroup would bear all costs and expenses in the Reorganization; and the fact that the Reorganization would be tax-free to the variable contract owners, the Travelers Funds, Investors Fund, and their respective shareholders.

         After considering the foregoing factors, together with such information as they believed to be relevant, the Trust Board determined that the proposed Reorganization is in the best interests of Jurika Portfolio and Strategic Portfolio and that the interests of Jurika Portfolio and Strategic Portfolio shareholders and, indirectly, the underlying contract owners, would not be diluted as a result of the Reorganization. The Trust Board then approved the Reorganization Plan and directed that the Reorganization Plan be submitted to Jurika Portfolio and Strategic Portfolio shareholders for approval.

         The Salomon Board considered the proposed Reorganization from the perspective of Investors Fund. The Salomon Board considered, among other things: the terms of the Reorganization Plan; the opportunity to combine the funds in an effort to realize operational and administrative efficiencies; the fact that Citigroup would bear all costs and expenses in the Reorganization; and the fact that the Reorganization would be tax-free to the variable contract owners, the Travelers Funds, Investors Fund, and their respective shareholders. Based upon the Salomon Board's evaluation of the relevant information provided to it, and in light of its fiduciary duties under federal and state law, the Salomon Board determined that the proposed Reorganization is in the best interests of Investors Fund shareholders and, indirectly, the underlying contract owners, and that the interests of Investors Fund shareholders and, indirectly, the underlying contract owners, would not be diluted as a result of the Reorganization.

         After considering the foregoing factors, together with such other information as they believed to be relevant, the Trust Board approved the Reorganization Plan.

         THE TRUST'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

         The Trust Board has not determined what action Jurika Portfolio or Strategic Portfolio would take in the event shareholders fail to approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Trust Board will consider maintenance of the Travelers Fund as it is currently operating but without the applicable expense cap, and other appropriate courses of action.

                         FEDERAL INCOME TAX CONSEQUENCES

         Consummation of the Reorganization is subject to the condition that the Trust receive an opinion of Sutherland Asbill & Brennan LLP, counsel to the Trust, regarding the following matters for federal income tax purposes:

         Based on certain factual representations made by the Travelers Funds and Investors Fund, Sutherland, Asbill & Brennan LLP has advised the Travelers Funds and Investors Fund that the Reorganization will satisfy all of the requirements to be treated as separate "reorganizations" of the Travelers Funds under Section 368(a) of the Internal Revenue Code (the "Code"), with the possible exception of the "continuity of business enterprise" requirement. In order to satisfy that requirement with respect to each of the Travelers Funds, Investors Fund must either continue the historic business of the respective Travelers Fund or use a significant portion of the Travelers Fund's historic business assets in a business. Investors Fund and the Travelers Funds are not currently in a position to represent that the Investors Fund will satisfy either requirement. As a result, Sutherland, Asbill & Brennan LLP is unable to render an opinion as to whether the Reorganization of the Travelers Funds will constitute tax-free reorganizations of the Funds under Section 368(a) of the Code. If, in fact, Investors Fund does satisfy at least one of those tests with respect to the Reorganization of a Travelers Fund, the Reorganization of that Travelers Fund will be a reorganization under Section 368(a).

         Regardless of this issue, for the reasons described below, the federal income tax consequences to Investors Fund, the Travelers Funds, their respective shareholders, and the contract owners should generally be the same whether or not the Reorganization constitutes a reorganization of either Travelers Fund under Section 368(a).

         If the Reorganization of a Travelers Fund constitutes a reorganization of that Fund under Section 368(a), the following consequences will ensue for federal income tax purposes:

         (1)      the Travelers Funds and Investors Fund
                  will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         (2) each Travelers Fund will not recognize any gain or loss as a result of such transaction;

         (3) Investors Fund will not recognize any gain or loss as a result of such transaction;

         (4) each Travelers Fund's shareholders will not recognize any gain or loss on the distribution of Investors Fund shares in exchange for their Travelers Fund shares;

         (5) the aggregate tax-basis of shares of Investors Fund received by a shareholder of the Travelers Funds will be the same as the aggregate tax-basis of such shareholder's Travelers Fund shares immediately prior to the Reorganization;

         (6) the tax-basis of Investors Fund in the assets of the Travelers Fund received pursuant to such transaction will be the same as the tax-basis of such assets in the hands of the Travelers Fund immediately before such transaction;

         (7) a Travelers Fund shareholder's holding period for Investors Fund shares will be determined by including the period for which such Travelers Fund shareholder held the Travelers Fund shares exchanged, provided that the shareholder held such shares in the Travelers Fund as a capital asset; and

         (8) Investors Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Travelers Fund.

         If the Reorganization of a Travelers Fund does not constitute a reorganization of that Fund under Section 368(a) of the Code, the Travelers Fund will recognize gain or loss on the transfer of its assets to Investors Fund as if it had disposed of those assets for an amount of cash equal to the value of the Investors Fund shares received in the exchange plus the amount of any liabilities of the Travelers Fund assumed by Investors Fund. However, so long as the Travelers Fund qualifies as a "regulated investment company" under Section 851 of the Code for its taxable year ending on the Closing Date and makes all distributions in accordance with the timing requirements imposed by the Code, it will not have any federal income tax liability from the transaction.

         In addition, pursuant to Section 817 of the Code, to the extent that an insurance company shareholder of a Travelers Fund holds its Travelers Fund shares in a separate account to fund benefits under variable contracts, its tax basis in the shares for federal income tax purposes will generally be equal to the fair market value of the shares. Consequently, the exchange of Travelers Fund shares for Investors Fund shares should not cause such a shareholder to realize or recognize any taxable gain or loss.

         Finally, whether or not the Reorganization constitute a "reorganization" of a Travelers Fund under Section 368(a) of the Code, a contract owner will not realize or recognize gain or loss on the Reorganization of the Travelers Funds because a contract owner is not considered to own the shares of the Travelers Funds or Investors Fund for federal income tax purposes.

         The Trust has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed above. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisors concerning their potential tax consequences, including state and local income taxes.

                                 CAPITALIZATION

         Because one or more of the Travelers Funds will be combined with Investors Fund in the Reorganization, the total capitalization of Investors Fund after the Reorganization is expected to be greater than the current capitalization of the one or more Travelers Funds alone. The following table sets forth as of June 30, 2001: (1) the capitalization of Jurika Portfolio; (2) the capitalization of Strategic Portfolio; (3) the capitalization of Investors Fund; and (4) the pro forma capitalizations of Investors Fund as adjusted to give effect to the proposed Reorganization with one or the other or both of the Travelers Funds. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalizations of Investors Fund and each Travelers Fund are likely to be different at the Effective Time of the Reorganization, based on assets and shares outstanding as of June 30, 2001, as a result of fluctuations in the value of portfolio securities of each fund and daily share purchase and redemption activity in each fund.

                        JURIKA          STRATEGIC
                       PORTFOLIO        PORTFOLIO      INVESTORS FUND         PRO FORMA INVESTORS FUND
                   ---------------  ---------------  ----------------  -------------------------------------
                                                                            A           B             C
                                                                            -           -             -
Total Net Assets         $5.9             $15.2            $216.5         $237.6      $222.4         $231.7
 (In Millions)

Shares Outstanding    1,017,046         1,514,931        16,200,436     18,230,356  17,094,158    17,336,634


A:  With approval of the Reorganization by shareholders of both Travelers Funds.

B: With approval of the Reorganization by shareholders of Jurika Portfolio only.

C: With approval of the Reorganization by shareholders of Strategic Portfolio only.



                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion summarizes some of the investment policies of Investors Fund, together with the primary differences, if any, from those of the Travelers Funds.

INVESTMENT OBJECTIVE

         The primary investment objective of Investors Fund is to seek long-term growth of capital with current income as a secondary objective. Jurika Portfolio shares the same primary objective of long-term growth of capital without seeking income as a secondary objective, and Strategic Portfolio's objective is to target an above-average total return through a combination of potential capital appreciation and dividend income.

MAIN INVESTMENT STRATEGIES

         Investors Fund and each of the Travelers Funds follow certain similar and certain different strategies that should be considered. The following discussion summarizes some of the main strategies pursued by Investors Fund and, as applicable, corresponding strategies of the Travelers Funds.

         Investors Fund retains flexibility in the management of its portfolio without restrictions as to the proportion of assets that may be invested in any class of securities. Investors Fund invests primarily in common stocks of established U.S. companies. Investors Fund may also invest in other equity securities. To a lesser degree, Investors Fund invests in income producing securities such as debt securities. By comparison:

         - Jurika Portfolio normally invests at least 65% of its total assets in the common stock of companies with market capitalizations of $500 million and over that offer current value and significant future growth potential. It is generally expected that at least 80% of Jurika Portfolio's equity holdings will fall within this capitalization range.

         - Strategic Portfolio invests primarily in a portfolio of actively traded, dividend-paying equity securities comprised of high dividend yield stocks periodically selected from the companies included on the Dow Jones Industrial Average and the companies included in a selected subset of the S&P Industrial Index, with such investment approximately equal in value across 25 stocks for one year intervals. Strategic Portfolio generally follows a "buy and hold" strategy, ordinarily not selling securities or reevaluating its portfolio investments except as periodically determined by the sub-adviser.

         Investors Fund may purchase securities of companies located in foreign countries consistent with the investment objectives and policies of the Fund, but not if upon such purchase more than 20% of the Fund's net assets would be so invested. Jurika Portfolio may invest up to 5% of net assets in securities denominated in foreign currencies and up to 25% of its total assets in ADRs, but the Portfolio will limit its investments in any one foreign country to 5% of its total assets. In contrast, Strategic Portfolio does not invest in foreign securities.

         Investors Fund maintains a carefully selected portfolio of securities diversified among industries and companies. The Fund may invest up to 20% of its assets in any one industry and generally purchases marketable securities, primarily those traded on the New York Stock Exchange or other national securities exchanges and issues traded in the over-the-counter market.

         Investors Fund and the Travelers Funds may each also invest up to 15% of the value of its respective total assets in illiquid securities, such as "restricted securities" that are illiquid and securities that are not readily marketable. A fund's holdings of Rule 144A securities that are liquid securities are not subject to the 15% limitation on investments in illiquid securities.

         Investors Fund generally holds a portion of its assets in short-term fixed income securities (governmental obligations or investment-grade debt securities) or cash or cash equivalents. Investors Fund's short-term investments may include repurchase agreements with banks or broker/dealers. Jurika Portfolio may invest in indexed securities (up to 5% of its total assets) and warrants. Mortgaged-backed and asset-backed securities in which Jurika Portfolio may invest may include CMOs and REMICs.

         When management deems it appropriate, consistent with Investors Fund's secondary objective of current income, or during temporary defensive periods due to economic or market conditions, the Fund may invest without limitation in fixed-income securities or hold assets in cash or cash equivalents. Investors Fund may invest in investment-grade fixed-income securities for the purpose of capital appreciation, as in the case of purchases of bonds traded at a substantial discount, or when interest rates are expected to decline. Investment-grade debt securities are debt securities rated BBB or better by S&P or Baa or better by Moody's, or if rated by other rating agencies or if unrated, securities deemed by SBAM to be of comparable quality. By comparison:

         - Jurika Portfolio may invest up to 35% of its total assets in investment-grade debt securities.

         - Strategic Portfolio does not, as a general policy, invest in debt securities.

         Investors Fund from time to time may invest up to 5% of its net assets in non-convertible debt securities rated below investment grade by S&P and Moody's or, if unrated, equivalent quality as determined by its investment manager, comparable unrated securities. There is no limit on the amount of Investors Fund's assets that can be invested in convertible debt securities.

INVESTMENT RESTRICTIONS

         Unless otherwise indicated, the investment restrictions described below are fundamental investment policies which may be changed only when permitted by law, if applicable, and with the approval of a majority of the applicable fund's outstanding voting securities, which, as defined by the 1940 Act, means the lesser of: (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (2) more than 50% of the outstanding shares. Except for the investment restrictions set forth below (unless otherwise provided) and Investor Fund's investment objective as described above, the investment objectives of Jurika and Strategic Portfolios and the other policies and percentage limitations referred to in this Combined Prospectus/Proxy Statement are not fundamental policies of the funds and may be changed by vote of the Board of a particular fund without shareholder approval.

=========================================================== =============================================================
                      Investors Fund                                              Travelers Funds
=========================================================== =============================================================
Investors Fund may not purchase the                         The Travelers Funds, with respect to 75% of each Fund's
securities of any issuer if the purchase would cause more   assets, may not purchase a security other than a U.S.
than 5% of its total assets to be invested in the           Government security, if as a result: (1) more than 5% of a
securities of any one issuer (excluding securities issued   Fund's total assets would be invested in the securities of
or guaranteed by the U.S. Government, its agencies or       a single issuer; or (2) a Fund would own more than 10% of
instrumentalities and bank obligations).  Investors Fund    the outstanding voting securities of any single issuer.
may also not hold more than 10% of the voting securities
of an issuer, except that up to 25% of Investors Fund's
total assets may be invested without regard to this
restriction, and Investors Fund may invest all or
substantially all of its total assets in another
registered investment company having substantially the
same investment objectives, policies and restrictions as
those of Investors Fund.

----------------------------------------------------------- -------------------------------------------------------------
Investors Fund may not borrow money, including entering     Travelers Funds may not borrow money if, as a result,
into reverse repurchase agreements, except for temporary    outstanding borrowings would exceed 1/3 of a Fund's total
or emergency purposes and then not in excess of 10% of      assets.
the value of the Fund's total assets at the time the
borrowing is made.  Short-term credits necessary for
settlement of securities transactions are not considered
borrowings for the purpose of this restriction.  If
Investors Fund borrows in an amount exceeding 5% of total
assets, it may

----------------------------------------------------------- -------------------------------------------------------------

=========================================================== =============================================================
                      Investors Fund                                              Travelers Funds
=========================================================== =============================================================
not purchase additional securities, provided, however,
that Investors Fund may increase its interest in another
registered investment company having substantially the
same investment objective and policies and substantially
the same investment restrictions as those with respect to
Investors Fund while such borrowings are outstanding

----------------------------------------------------------- -------------------------------------------------------------
Investors Fund may not invest more than 25% of its total    A Travelers Fund may not purchase a security if, as a
assets in the securities of issuers having their            result, more than 25% of the Fund's total assets would be
principal activities in any particular industry, other      invested in the securities of issuers having their
than securities or obligations issued or guaranteed by      principal activities in any particular industry.  There is
the U.S. Government, its agencies or instrumentalities,     no limit on: (1) investments in U.S. Government securities,
or by any state, territory or any possession of the U.S.    in repurchase agreements covering U.S. Government
or any of their authorities, agencies, instrumentalities,   securities, in municipal securities, or in foreign
or political subdivisions, or with respect to repurchase    government securities; or (2) investment in issuers
agreements collateralized by any of such obligations.       domiciled in a single jurisdiction.  To the extend
Provided, however, that Investors Fund may invest all or    permitted by the 1940 Act, a Travelers Fund may invest in
substantially all of its assets in another registered       one or more investment companies; provided that, except to
investment company with substantially the same investment   the extent that it invests in other investment companies
objective, policies, and restrictions as those of           pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund
Investors Fund.                                             treats the assets of the investment companies in which it
                                                            invests as its own for purposes of this policy.

----------------------------------------------------------- -------------------------------------------------------------
Investors Fund may not underwrite securities of other       The Travelers Funds may not enter into a transaction that
issuers, except to the extent that the purchase of          would deem them "underwriters" (as that term is defined in
investments directly from the issuer thereof or from an     the 1933 Act) of securities issued by other persons except,
underwriter for an issuer and the later disposition of      to the extent that in connection with the disposition of
such securities in accordance with Investors Fund's         its assets, the Travelers Funds may be deemed to be
investment program may be deemed an underwriting.           underwriters.

----------------------------------------------------------- -------------------------------------------------------------
Investors Fund may not purchase or sell real estate,        The Travelers Funds may not purchase or sell real estate
although it may purchase and sell securities of companies   unless acquired as a result of ownership of securities or
that deal in real estate, may purchase and sell             other instruments (but this shall not prevent the Funds
securities that are secured by interests in real estate,    from investing in securities or other instruments backed by
and may invest in mortgages and mortgage-                   real estate or in securities of
----------------------------------------------------------- -------------------------------------------------------------

=========================================================== =============================================================
                      Investors Fund                                              Travelers Funds
=========================================================== =============================================================
backed securities.                                          companies engaged in the real estate business).

----------------------------------------------------------- -------------------------------------------------------------
Investors Fund may not purchase or sell commodities or      The Travelers Funds may not purchase or sell physical
commodity contracts except that it may engage in            commodities unless acquired as a result of ownership of
derivative transactions to the extent permitted by its      securities or other instruments (but this shall not prevent
investment policies as stated in its prospectus and         the Funds from purchasing or selling options and futures
statement of additional information.                        contracts and options on futures or from investing in
                                                            securities or other instruments backed by physical
                                                            commodities).

----------------------------------------------------------- -------------------------------------------------------------
Investors Fund may not make loans, except that Investors    The Travelers Funds may not make loans to other parties if,
Fund: (a) may purchase and hold debt securities in          as a result, more than one third of a Fund's total assets
accordance with its investment objective and policies;      would be loaned to other parties.  For purposes of this
(b) may enter into repurchase agreements with respect to    policy, entering into repurchase agreements, lending
portfolio securities; and (c) may lend portfolio            securities and acquiring any debt security are not deemed
securities with a value not in excess of one-third of the   to be the making of loans.
value of its total assets, provided that collateral
agreements with respect to options, forward currency and
futures transactions will not be deemed to involve loans
of securities.  Delays in settling securities
transactions will not be considered loans.

----------------------------------------------------------- -------------------------------------------------------------
Investors Fund may not purchase the securities of other     Unlike Investors Fund, the Travelers Funds' policy is
investment companies except as permitted under the 1940     non-fundamental but it permits investing in other
Act or in connection with a merger, consolidation,          investment companies to the extent permitted by the 1940
acquisition or reorganization.                              Act and the rules, regulations and exemptions thereunder.
                                                            While the Travelers Funds currently do not invest in other investment companies, each Fund may alter this policy
                                                            without shareholder approval.

----------------------------------------------------------- -------------------------------------------------------------
Investors Fund may not issue any senior security except     The Travelers Funds may not issue any class of senior
as permitted by the 1940 Act.                               securities except to the extent consistent with the 1940
                                                            Act.
=========================================================== =============================================================

                            PURCHASES AND REDEMPTIONS

         Like the Travelers Funds, shares of Investors Fund are offered continuously, without any sales charge, at prices equal to its net asset value. Both Salomon Series and the Trust sell their shares directly without the use of any underwriter. Shares of Salomon Series are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed is made as soon as possible, but in any event within seven days after receipt of a request for redemption.

         The net asset value of Investors Fund shares is the value of its assets minus its liabilities. Investors Fund calculates its net asset value every day the New York Stock Exchange ("NYSE") is open. Investors Fund calculates its net asset value when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time).

         Investors Fund generally values its securities based on market prices or quotations. Investors Fund currency conversions are done when the London stock exchange closes, which is 12:00 p.m. Eastern time. When market prices are not available, or when SBAM believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, Investors Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by Investors Fund's Board of directors. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities. International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by Investors Fund could change on days when an insurance company separate account on a qualified plan cannot buy or redeem shares.

         In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Salomon Series' Investors Fund qualified for its year ended December 31, 2000 as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, and Salomon Series intends to so qualify Investors Fund each year. As a result of qualifying as a regulated investment company, Investors Fund will not be subject to federal income tax to the extent that Investors Fund distributes its net investment income and net capital gains. All income and capital gain distributions are automatically reinvested in additional shares of Investors Fund at net asset value and are includable in gross income of the separate accounts holding such shares to the extent required by the Code.

         Salomon Series intends to pay out all of Investors Fund's net investment income and net realized capital gains for each year. Investors Fund normally pays dividends and distributes capital gain, if any, annually, with distributions mostly from net capital gains.

         The above is only a general summary of tax implications of investing in Investors Fund. Shareholders and contract owners should consult their tax advisors to see how investing in Investors Fund will affect their own tax situation.

COMPARISON OF ORGANIZATIONAL STRUCTURES

         The Trust is a Massachusetts business trust and is, therefore, governed by its Agreement and Declaration of Trust, as amended from time to time ("Declaration of Trust"), Bylaws, and by Massachusetts law. Salomon Series is a Maryland corporation and is, therefore, governed by its Articles of Incorporation, as amended from time to time ("Articles"), Bylaws and Maryland law. The discussion below summarizes certain differences between the two forms of organization and governing corporate documents. Both Salomon Series and the Trust are, and, following the Reorganization, both Salomon Series and the Trust will continue to be, governed by the 1940 Act.

SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the Trust's obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its trustees. Moreover, the Declaration of Trust provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the Trust's obligations. Thus, the Trust considers the risk of a shareholder's incurring financial loss on account of shareholder liability to be remote, since it is limited to circumstances in which the disclaimer is inoperative, inadequate insurance existed (e.g., fidelity bonding and errors and omissions insurance), and the Trust itself is unable to meet its obligations.

         Under Maryland law, Salomon Series shareholders have no personal liability for Salomon Series' acts or obligations.

SHARES

         The Trust has an unlimited number of authorized shares of beneficial interest, par value $.001 per share, which may be divided into series and classes. The Declaration of Trust authorizes the issuance of shares in different series, and authorizes the Trust Board, without further shareholder action, to establish and create additional series and to designate the rights and preferences of the shareholders of each of the respective series. Each Trust portfolio is a separate series of the Trust, which may in the future issue multiple classes of shares. Currently none of the Trust portfolios issues multiple classes of shares. Each share of a series of the Trust represents an equal proportionate interest in that series with each other share of that series. The shares of each Trust series participate equally in the earnings, dividends and assets of the particular series. Fractional shares have proportionate rights to full shares. Expenses of the Trust that are not attributable to a specific series are allocated to all the Trust's series in a manner believed by the Trust's management to be fair and equitable. Generally, shares of each series will be voted separately on matters applicable to a series, for example, to approve an investment advisory agreement, but shares of all series vote together on matters applicable to all series to the extent required by the 1940 Act, including the election of trustees and selection of independent accountants. Under Massachusetts law, the Trust is not required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of the Trust.

         Interests in Salomon Series are represented by transferable shares of common stock, par value $.001 per share. The Articles authorize Salomon Series to issue 10,000,000,000 shares of common stock. The Salomon Board may classify or reclassify any unissued shares of stock by setting or changing in any one or more respects the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares of stock. The Salomon Board further has the power and authority, without shareholder approval, to increase or decrease the number of shares of stock or the number of shares of stock of any class or series that Salomon Series has authority to issue. Currently, the Articles classify 1,000,000,000 shares of common stock as Investors Fund series. Each share of Investors Fund represents an equal proportionate interest in Investors Fund investment portfolio with the other shares of Investors Fund. Each share of Investors Fund is entitled to dividends and distributions out of the assets of Investors Fund, as declared by the Salomon Board in its discretion. Fractional shares have proportionate rights to full shares. Maryland law does not require a registered investment company to hold annual meetings of shareholders in any year in which the election of directors is not required under the 1940 Act, and it is anticipated that annual shareholder meetings will be held only when specifically required by the 1940 Act. There are no conversion or preemptive rights in connection with shares of Investors Fund.

SHAREHOLDER VOTING RIGHTS

         Although the Trust is not required to hold annual shareholder meetings, the Declaration of Trust and the 1940 Act require shareholder meetings to be called for various purposes, such as electing or removing trustees (although trustees may be elected to fill vacancies or be removed by the Trust Board without a vote of shareholders, subject to certain restrictions in the 1940
Act), changing fundamental investment policies and approving or disapproving an investment advisory contract.

        Each director of Salomon Series holds office, unless sooner removed, until his successor is elected and qualified. Any director may be removed, with or without cause, by the affirmative vote of a majority of the votes entitled to be cast on the matter at any meeting of the shareholders duly called at which a quorum is present. A quorum for Salomon Series is a majority of the shares entitled to be voted on a matter. A vacancy in Salomon Series Board resulting from the death, resignation, removal, or any other cause may be filled by a vote of a majority of the remaining directors then in office even though such majority is less than a quorum. A vacancy in Salomon Series Board resulting from an increase in the number of directors may be filled by a vote of a majority of the entire Board of Directors. However, under the 1940 Act, no vacancy may be filled by directors unless immediately thereafter at least two-thirds of the directors holding office shall have been elected to such office by the shareholders. Special meetings of shareholders, unless otherwise provided by law or the Articles, for any purpose or purposes may be called by Salomon Series' Chairman of the Board, president or a majority of Salomon
Series Board, and upon the written request of the shareholders holding at least 25% of the shares of Salomon Series outstanding and entitled to vote at such meeting.

LIABILITY OF TRUSTEES AND DIRECTORS

         Under the Declaration of Trust, the trustees are personally liable only for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties as trustees and not for errors of judgment or mistakes of fact or law. Under the Declaration of Trust, trustees and officers will be indemnified against liabilities and expenses incurred in connection with the defense or disposition of any proceeding in which they are involved by reason of their position with the Trust, except that they are not indemnified against liabilities or expenses arising from conduct adjudicated to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Trust may also advance money for these expenses, provided that the trustee or officer undertakes to repay the Trust if his conduct is later adjudicated to preclude indemnification and certain other conditions are met.

         Under Maryland law, directors and officers of Salomon Series are not liable to Salomon Series or its stockholders for money damages, except to the extent that (1) it is proved that such person actually received an improper benefit, or (2) a judgment or other final adjudication adverse to such person is entered in a proceeding based on a finding that the person's action, or failure to act, was the result of active and deliberate dishonesty and was material to cause of action adjudicated. However, a director or officer of Salomon Series is only liable to the extent his actions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the event of any litigation against the directors of officers of Salomon Series, Maryland law permits Salomon Series to indemnify a director or officer for certain expenses only if he acted in good faith and reasonably believed that his conduct was in the best interest of Salomon Series. Maryland law permits Salomon Series to advance expenses to a director or officer if the facts then known do not preclude indemnification based on the foregoing standard and on receipt of an undertaking similar to the undertaking that would be required by the Trust.

The foregoing is only a summary of certain organizational and governing documents, Maryland business corporations law and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and Bylaws of the Trust and copies of the Articles and Bylaws of Salomon Series are available without charge upon written request to that entity.

                     ADDITIONAL INFORMATION ABOUT THE TRUST

         Information about the Travelers Funds is included in the Prospectus dated May 1, 2001, which is incorporated by reference herein. Additional information about the Travelers Funds is also included in the Trust's Statement of Additional Information dated May 1, 2001, which has been filed with the SEC and is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-842-9368. The Trust is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and is also available on the SEC's web site at http://www.sec.gov.

                   ADDITIONAL INFORMATION ABOUT SALOMON SERIES

         Information about Investors Fund is included in the Prospectus dated April 30, 2001, which is incorporated by reference and enclosed herein. Additional information about Investors Fund is also included in Salomon Series' Statement of Additional Information dated April 30, 2001, which has been filed with the SEC and is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-725-6666. Salomon Series is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the SEC's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

         The audited financial highlights, financial statements and notes thereto of the Travelers Funds and Investors Fund for the fiscal year ended December 31, 2000 are incorporated by reference herein to the respective annual reports for the Trust and Investors Fund and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The financial statements and financial highlights for the Travelers Funds and Investors Fund have been incorporated herein by reference in reliance on the reports of KPMG LLP and PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                                 OTHER BUSINESS

         The Trust Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the Board's intention that, except where contract owners' Instruction Forms contain specific restrictions to the contrary, proxies will vote on such matters in accordance with the judgment of the proxy.

                                   LITIGATION

         Neither the Trust nor Salomon Series is involved in any litigation that would have any material adverse effect upon either the Travelers Funds or Investors Fund.



                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to the Trust in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-842-8573.

                                      * * *

         PLEASE DATE AND SIGN THE ENCLOSED VOTING INSTRUCTIONS FORM AND RETURN IT IN THE ENCLOSED ENVELOPE SO THAT YOUR INTEREST MAY BE VOTED BY THE TRAVELERS AT THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 27th day of July between The Travelers Series Trust, a Massachusetts business trust with its principal place of business at One Tower Square, Hartford, Connecticut 06183 ("the Acquired Trust"), on behalf of its series, Jurika & Voyles Core Equity Portfolio ( "Jurika Portfolio") and Strategic Stock Portfolio ("Strategic Portfolio" and, together with Jurika Portfolio, the "Acquired Funds"), and Salomon Brothers Variable Series Funds Inc, a Maryland corporation with its principal place of business at 7 World Trade Center, New York, New York 10048 (the "Acquiring Company"), on behalf of its series, Salomon Brothers Variable Investors Fund (the "Acquiring Fund," and together with the Acquired Fund, the "Funds"), and, solely for purposes of Section 10.2 below, Citi Asset Management.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), with respect to each of the Acquired Funds and the Acquiring Fund, with which the Acquired Funds will reorganize, as provided herein. The reorganization will consist of: (1) the transfer of substantially all of an Acquired Fund's assets to the Acquiring Company, on behalf of the Acquiring Fund, in exchange solely for shares of capital stock (par value $.001 per share) of the Acquiring Fund (the "Acquiring Fund Shares"); (2) the assumption by the Acquiring Company, on behalf of the Acquiring Fund, of all of the Acquired Fund's liabilities; and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of such Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       THE REORGANIZATION

         1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Trust, on behalf of each of the Acquired Funds, agrees to transfer to the Acquiring Fund substantially all of an Acquired Fund's assets as set forth in
Section 1.2, and the Acquiring Company, on behalf of the Acquiring Fund, agrees in exchange therefor:

                  (i) to issue and deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by dividing the portion of the net value of the assets (such net value computed as set forth in Section 2.1 hereof and referred to as the "Acquired Fund Value") attributable to the Acquired Fund Shares by the net asset value ("NAV") of an Acquiring Fund Share (computed as set forth in Section 2.2); and

                  (ii) to assume all of the liabilities of the Acquired Fund, as set forth in Section 1.3.

Such transactions shall take place at the closing provided for in Section 3.1 (the "Closing").

         1.2. The assets of the Acquired Funds to be acquired by the Acquiring Fund (collectively, "Assets") shall consist of all property and assets of every kind and nature of the respective Acquired Fund, including, without limitation, all cash, cash equivalents, securities, commodities, futures, claims (whether absolute or contingent, known or unknown), receivables (including dividend, interest and other receivables), good will and other intangible property, any deferred or prepaid expenses, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in Section 1.4 hereof and the Acquired Fund's rights under this Agreement.

         1.3. The Acquiring Fund shall assume all liabilities of an Acquired Fund, whether accrued or contingent, existing at the Valuation Time as defined in Section 2.1. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in Section 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.

         1.4. On or as soon as practicable prior to the Closing Date, each Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.5.     Immediately after the transfer of its assets provided for in
Section 1.1, each Acquired Fund will distribute to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the Valuation Time as defined in Section 2.1, on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1.1 and will completely liquidate. Acquired Fund Shareholders owning Acquired Fund Shares shall receive Acquiring Fund Shares therefor. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund Shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of an Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

         1.6. Ownership of Acquiring Fund Shares will be shown on the Acquiring Fund's books. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

         1.7. Any reporting responsibility of the Acquired Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Funds, or the Acquired Trust on behalf of the Acquired Funds.

         1.8. All books and records of the Acquired Funds, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.       VALUATION

         2.1. The value of the Assets and liabilities of an Acquired Fund shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on the Closing Date (such time and date also being hereinafter called the "Valuation Time"), after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the Acquiring Fund's then-current prospectus and statement of additional information. An Acquired Fund

Value shall be determined by dividing the value of the Assets of the Acquired Fund less the value of the liabilities of the Acquired Fund as determined as provided herein.

         2.2. The net asset value of Acquiring Fund Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information.

         2.3. All computations of value hereunder shall be made by or under the direction of each Fund's investment adviser in accordance with its regular practice and the requirements of the 1940 Act, and shall be subject to confirmation by each Fund's Board of Trustees or Directors, as the case may be.

3.       CLOSING AND CLOSING DATE

         3.1. The Reorganization Closing contemplated by this Agreement shall be October 26, 2001, or such earlier or later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Salomon Brothers Asset Management Inc, 7 World Trade Center, New York, New York 10048, or at such other place and time as the parties may agree.

         3.2. The Acquired Trust shall furnish to the Acquiring Company a statement of the Acquired Fund's net assets, together with a list of portfolio holdings with values as determined in Section 2.1, all as of the Valuation Time, certified by the Acquired Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer).

         3.3. The Acquired Trust shall deliver at the Closing a certificate of an authorized officer of the Acquired Trust certifying that the Acquired Trust has instructed PNC Bank, N.A., ("PNC"), custodian for the Acquired Funds to deliver the Assets of the Acquired Funds to the account PNC maintains as custodian for the Acquiring Fund, prior to or on the Closing Date. The portfolio securities of the Acquired Funds represented by a certificate or other written instrument shall be presented by the Acquired Fund's custodian to PNC for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Funds as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Funds' securities and instruments deposited with a securities depository, as defined in Rules 17f-4, or a futures commission merchant, as defined in Rule 17f-6, each under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Acquired Funds' custodian. The cash to be transferred by the Acquired Funds shall be transferred and delivered by the Funds as of the Closing Date for the account of the Acquiring Fund.

         3.4. The Acquired Trust shall instruct Citi Fiduciary Trust Company, the transfer agent of the Acquired Funds to deliver at the Closing its records containing the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's accounts on the books of the Acquiring Fund.

         3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees or Directors, as the case may be, of the Acquired Trust or the Acquiring Company, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Acquired Fund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.6. At the Closing, each party shall deliver to the other such bills of sale, checks, assumption agreements, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. The Acquired Trust, on behalf of itself and the Acquired Funds, represents and warrants to the Acquiring Company and the Acquiring Fund as follows:

                  (a) The Acquired Trust is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted. Each Acquired Fund has been duly established as a series of the Acquired Trust.

                  (b) The Acquired Trust is duly registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                  (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Trust, on behalf of the Acquired Funds, of the transactions contemplated herein, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, and state securities laws.

                  (d) Each Acquired Fund is not, and the execution, delivery and performance of this Agreement by the Acquired Trust on behalf of the Acquired Fund will not result, in violation of Massachusetts law or of the Acquired Trust's Agreement and Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Trust or either of the Acquired Funds is a party or by which any of those entities is bound, nor will the execution, delivery and performance of this Agreement by the Acquired Trust on behalf of the Acquired Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which an Acquired Fund is a party or by which it is bound.

                  (e) To the Acquired Trust's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Acquired Fund or any properties or assets held by it. The Acquired Trust knows of no facts that might form the basis for the institution of such proceedings or which would materially and adversely affect its business, or the business of an Acquired Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or an Acquired Fund's business or its or an Acquired Fund's ability to consummate the transactions herein contemplated.

                (f) The financial statements of the Acquired Funds at and for the year ended December 31, 2000 were audited by KPMG LLP, independent auditors, and are in accordance with accounting principles generally accepted in the United States of America consistently applied. All of such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquired Funds as of the dates thereof in accordance with GAAP, and there are no known actual or contingent liabilities of the Acquired Funds required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such dates not disclosed therein.

                  (g) Since December 31, 2000, there has not been any material adverse change in an Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by Acquired Fund Shareholders shall not constitute a material adverse change.

                  (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of an Acquired Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns or reports.

                  (i) For each taxable year of its operation (including the tax year ending on the Closing Date), each Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under
         Section 852 of the Code. At Closing, each Acquired Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date. The authorized capital of the Acquired Trust consists of an unlimited number of shares of beneficial interest, all without par value, and of one class, divided into 19 series.

                  (j) All issued and outstanding shares of the Acquired Funds (1) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws,
         (2) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (3) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent, as provided in Section
         3.4. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Share.

                  (k) At the Closing Date, the Acquired Trust, on behalf of the Acquired Funds, will have good and marketable title to the Acquired Fund's Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Trust, on behalf of the Acquiring

         Fund, has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

                  (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trustees of the Acquired Trust, and, subject to the approval of the shareholders of the respective Acquired Funds, this Agreement constitutes a valid and binding obligation of the Acquired Trust, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity.

                  (m) The information to be furnished by the Acquired Trust for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply with federal securities and other laws and regulations applicable thereto.

                  (n) The current prospectus and statement of additional information of the Acquired Funds conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                  (o) The combined proxy statement of the Acquired Funds to be included in the Registration Statement referred to in Section 5.6 (the "Proxy Statement"), insofar as it relates to the Acquired Funds, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this Section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Trust for use therein.

         4.2. The Acquiring Company, on behalf of itself and the Acquiring Fund, represents and warrants to the Acquired Trust and the Acquired Funds as follows:

                  (a) The Acquiring Company is a corporation duly established and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted. The Acquiring Fund has been duly established as a series of the Acquiring Company.

                  (b) The Acquiring Company is duly registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                  (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Company, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement by the Acquiring Company on behalf of the Acquiring Fund will not result, in violation of Maryland law or of the Acquiring Company's Articles of Incorporation or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Company on behalf of the Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound.

                  (e) To the Acquiring Company's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Company knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the Acquiring Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Acquiring Fund's business or its or the Acquiring Fund's ability to consummate the transactions herein contemplated.

                  (f) The financial statements of the Acquiring Fund at and for the year ended December 31, 2000 were audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied. All such statements (copies of which have been furnished to the Acquired Funds) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquiring Fund as of such date in accordance with GAAP, and there are no known actual or contingent liabilities of the Acquiring Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

                  (g) Since December 31, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund shareholders shall not constitute a material adverse change.

                  (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Company's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns or reports.

                  (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and intends to do so for the taxable year including the Closing Date.

                  (j) All issued and outstanding shares of the Acquiring Fund (1) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and (2) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement, at the Closing Date, will have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (k) At the Closing Date, the Acquiring Company, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Company, on behalf of the Acquired Funds, has received notice at or prior to the Closing.

                  (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board of Directors of the Acquiring Company, and this Agreement constitutes a valid and binding obligation of the Acquiring Company, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity.

                  (m) The information to be furnished by the Acquiring Company for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply with federal securities and other laws and regulations applicable thereto.

                  (n) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                  (o) The Proxy Statement, insofar as it relates to the Acquiring Fund, and the Registration Statement will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this Section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Trust for use therein.

5.       COVENANTS

         5.1. Each Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that
(a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Fund's normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

         5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to an Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

         5.3. The Acquired Trust and each of the Acquired Funds covenant to call a meeting of the shareholders of the Acquired Funds to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than October 24, 2001 (or such other date as the parties may agree to in writing).

         5.4. The Acquired Trust and each Acquired Fund covenant that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.5. Subject to the provisions of this Agreement, the parties hereto will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6. The Acquiring Company will file a Registration Statement on Form N-14 (the "Registration Statement") under the 1933 Act, and the Acquired Trust will file the Proxy Statement contained therein, in connection with the meeting of shareholders of the Acquired Funds to consider approval of this Agreement and the transactions contemplated herein, with the Commission as promptly as practicable. The Acquired Trust and the Acquired Funds will provide the Acquiring Company with information relating to it that is required by the 1933 Act, the 1934 Act and the 1940 Act to be included in the Registration Statement, including the Proxy Statement.

         5.7. Each of the Acquired Trust and the Acquired Funds covenants that it will, from time to time, as and when reasonably requested by the Acquiring Company, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Company may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Company's title to and possession of the Assets and otherwise to carry out the intent and purpose of this Agreement.

         5.8. Each of the Acquiring Company and the Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Trust, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the Acquired Trust may reasonably deem necessary or desirable in order to (i) vest and confirm the Acquired Trust's title to and possession of all Acquiring

Fund Shares to be transferred to the Acquired Funds pursuant to this Agreement and (ii) assume the assumed liabilities of the Acquired Funds.

         5.9. The Acquired Trust, the Acquiring Trust and each Fund covenant to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to consummate the transactions contemplated herein and, in the case of the Acquiring Fund, to continue its operations after the Closing Date.

         5.10. As soon as reasonably practicable after the Closing, each Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

         5.11. Each of the Acquiring Fund and the Acquired Funds shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED TRUST

         The obligations of the Acquired Trust and the Acquired Funds to consummate the transactions provided for herein shall be subject, at the Acquired Trust's election, to the performance by the Acquiring Company and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Acquiring Company, on behalf of itself and the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the Acquiring Company or the Acquiring Fund, the Acquired Trust or an Acquired Fund, or the advisers, trustees, directors or officers of any of the foregoing, arising out of this Agreement and (ii) no facts known to the Acquired Trust or an Acquired Fund, or the Acquiring Company or the Acquiring Fund, that any of such persons reasonably believes might result in such litigation.

         6.2. The Acquiring Company shall have delivered to the Acquired Trust on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Company and the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Acquired Trust shall reasonably request.

         6.3. The Acquired Trust shall have received on the Closing Date an opinion of Simpson, Thacher & Bartlett, in a form reasonably satisfactory to the Acquired Trust, and dated as of the Closing Date, to the effect that:

                  (a) the Acquiring Company is existing under the laws of the State of Maryland as a corporation with transferable shares of capital stock, and the Acquiring Fund has been duly designated as a series of the Acquiring Company;

                  (b) the Acquiring Company, with respect to the Acquiring Fund, has the power as a Maryland corporation to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Company's registration statement under the 1940 Act;

                  (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Company, and constitutes a valid and legally binding obligation of the Acquiring Company, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors' rights and remedies (including such as may deny giving effect to waivers of debtors' or guarantors' rights), and considerations of public policy;

                  (d) the execution and delivery of the Agreement did not, and the exchange of an Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Company's Articles of Incorporation or By-laws; and

                  (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Company under the Federal laws of the United States or the laws of the State of Maryland for the exchange of an Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the Acquired Trust, its Trustees and its officers. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Trust may reasonably request.

         6.4. The Acquiring Company and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

         6.5. The Acquiring Company, on behalf of the Acquiring Fund, shall have executed and delivered an assumption agreement in form reasonably satisfactory to the Acquired Trust pursuant to which the Acquiring Company, on behalf of the Acquiring Fund, will assume all of the liabilities of the Acquired Fund existing at the Valuation Time.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING COMPANY

         The obligations of the Acquiring Company and the Acquiring Fund to consummate the transactions provided for herein shall be subject, at the Acquiring Company's election, to the performance by the Acquired Trust and the Acquired Funds of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         7.1. All representations and warranties of the Acquired Trust, on behalf of itself and the Acquired Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the Acquired Trust or the Acquired Funds, the Acquiring Company or the Acquiring Fund or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement, and (ii) no facts known to the Acquiring Company or the Acquiring Fund, or the Acquired Trust or the Acquired Funds, which any of such persons reasonably believes might result in such litigation.

         7.2. The Acquired Trust shall have delivered to the Acquiring Company the statements of net assets described in Section 3.2.

         7.3. The Acquired Trust shall have delivered to the Acquiring Company on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Company and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust and the Acquired Funds made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Acquiring Company shall reasonably request.

         7.4. The Acquiring Company shall have received on the Closing Date an opinion of Sutherland Asbill & Brennan LLP, in a form reasonably satisfactory to the Acquiring Company, and dated as of the Closing Date, to the effect that:

                  (a) the Acquired Trust is existing under the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest commonly referred to as a Massachusetts business trust and each Acquired Fund has been duly designated as a series of the Acquired Trust;

                  (b) the Acquired Trust, with respect to the Acquired Funds, has the power as a Massachusetts business trust to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act;

                  (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, and constitutes a valid and legally binding obligation of the Acquired Trust, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors' rights and remedies (including such as may deny giving effect to waivers of debtors' or guarantors' rights), and considerations of public policy;

                  (d) the execution and delivery of the Agreement did not, and the exchange of an Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust or By-laws; and

                  (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Trust under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of an Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the Acquiring Company, its Directors and its officers, and counsel may rely as to matters governed by the laws of the Commonwealth of Massachusetts on an opinion of Massachusetts counsel. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquiring Company may reasonably request.

         7.5. The Acquired Trust and the Acquired Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

8.       FURTHER CONDITIONS PRECEDENT

         If any of the conditions set forth below have not been met on or before the Closing Date with respect to each Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the Reorganization.

         8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite two-thirds vote of the holders of the outstanding shares of an Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this Section 8.1.

         8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to either party's knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Company and the Acquiring Fund or the Acquired Trust and the Acquired Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or an Acquired Fund.

         8.4. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5. The parties shall have received an opinion of Sutherland Asbill & Brennan LLP addressed to the Acquired Trust, the Acquired Funds, the Acquiring Company and the Acquiring Fund substantially to the effect that, based upon certain facts, assumptions and representations, for Federal income tax purposes: (i) the Acquiring Fund and the Acquired funds will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) each Acquired Fund will not recognize any gain or loss as a result of such transaction; (iii) the Acquiring Fund will not recognize any gain or loss as a result of such transaction; (iv) each Acquired Fund's shareholders will not recognize any gain or loss on the distribution of Acquiring Fund shares in exchange for their Acquired Fund shares; (v) the aggregate tax-basis of shares of the Acquiring Fund received by a shareholder of the Acquired Funds will be the same as the aggregate tax-basis of such shareholder's Acquired Fund shares immediately prior to the Reorganization; (vi) the tax-basis of the Acquiring Fund in the assets of the Acquired Fund received pursuant to such transaction will be the same as the tax-basis of such assets in the hands of the Acquired Fund immediately before such transaction; (vii) an Acquired Fund shareholder's holding period for Acquiring Fund shares will be determined by including the period for which such Acquired Fund shareholder held the Acquired Fund shares exchanged, provided that the shareholder held such shares in the Acquired Fund as a capital asset; and (viii) the Acquiring Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Acquired Fund.

The delivery of such opinion is conditioned upon receipt by Sutherland Asbill & Brennan LLP of representations it shall request of each Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this Section 8.5.

9.       INDEMNIFICATION

         9.1. The Acquiring Company agrees to indemnify and hold harmless the Acquired Trust, its Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Company or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

         9.2. The Acquired Trust agrees to indemnify and hold harmless the Acquiring Company, its Directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Trust or an Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.      FEES AND EXPENSES

         10.1. The Acquiring Company and the Acquired Trust each represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

         10.2. Expenses of the Reorganization will be borne by [Citi Asset Management].

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         11.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         11.2     Except as specified in the next sentence set forth in this
Section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

         The covenants to be performed after the Closing and the obligations of each of the Acquired Trust, on behalf of the Acquired Fund, and the Acquiring Company, on behalf of the Acquiring Fund, in Sections 9.1 and 9.2 shall survive the Closing.

12.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties,
(ii) by either party if the Closing shall not have occurred on or before October 26, 2001, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this

Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Trust and the Acquiring Company; provided, however, that following the meeting of shareholders of an Acquired Fund called by the Acquired Trust pursuant to Section 5.3 of this Agreement, no such amendment may have the effect of reducing the number of the Acquiring Fund Shares to be issued to the shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

14.      NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Trust, c/o The Travelers Variable Pruducts, attn. Ernest J. Wright, Esq., Law Department, One Tower Square, Hartford, Connecticut 06183, with a copy to Stephen E. Roth, Esq., Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue NW, Washington, DC 20004, or to the Acquiring Company, c/o Variable, 7 World Trade Center, New York, New York 10048, with a copy to Sarah E Cogan, Esq., Simpson Thacher & Bartlett, 425 Lexington Avenue, New York, New York 10017-3954, or to any other address that the Acquired Trust or the Acquiring Company shall have last designated by notice to the other party.

15.      HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

         15.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (including the shareholders of any Fund) any rights or remedies under or by reason of this Agreement, other than the parties hereto and their successor and permitted assigns. Nothing in this Section is intended to limit the rights of shareholders of the Acquired Trust to maintain derivative actions with respect to this Agreement, subject to and in accordance with applicable law.

         15.4. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

         15.5. The Acquired Trust is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which, with amendments, is on file with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law. It is expressly acknowledged and agreed that the obligations of the Acquired Trust entered into in the name or on behalf of the Acquired Trust by any of its trustees, officers, employees or agents are not made individually, but in such capacities, that the Acquired Trust's obligations under this Agreement bind only that portion of the trust estate consisting of assets of the Acquired Fund and not any trustee, officer, employee, agent or shareholder individually, and that any liability of the Acquired Trust under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Fund.

         15.6. The Acquiring Company is a corporation organized under Maryland law and under an Articles of Incorporation, to which reference is hereby made and a copy of which, with amendments and supplements, is on file with the Secretary of the State of Maryland and elsewhere as required by law. It is expressly acknowledged and agreed that the obligations of the Acquiring Company entered into in the name or on behalf of the Acquiring Company by any of its directors, officers, employees or agents are not made individually, but in such capacities, that the Acquiring Company's obligations under this Agreement bind only that portion of the trust estate consisting of assets of the Acquiring Fund and not any director, officer, employee, agent or shareholder individually, and that any liability of the Acquiring Company under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund.

                               [Signatures follow]

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                      The Travelers Series Trust


/s/ Ernest Wright            By:/s/    Heath B. McLendon
    Secretary                -----------------------------------------------
                                Name:  Heath B. McLendon
                                Title: President

Attest:                      Salomon Brothers Variable Series Funds Inc

/s/ Christina T. Sydor
    Secretary
                             By:/s/    Heath B. McLendon
                             ------------------------------------------------
                                Name:  Heath B. McLendon
                                Title: President


Solely for purposes of Section 10.2:

Citi Asset Management


By:/s/ Lewis E. Daidone
   ---------------------------------
   Name:  Lewis E. Daidone
   Title: Vice President and Treasurer

APPENDIX B - Investors Fund Prospectus.


Incorporated herein by reference to the initial filing of this Form N-14 registration statement on August 7, 2001.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                               September 11, 2001



------------------------------------------------------------ ---------------------------------------------------------
                THE TRAVELERS SERIES TRUST                                   SALOMON BROTHERS VARIABLE
           JURIKA & VOYLES CORE EQUITY PORTFOLIO                                  SERIES FUNDS INC
                 STRATEGIC STOCK PORTFOLIO                           SALOMON BROTHERS VARIABLE INVESTORS FUND
                     ONE TOWER SQUARE                                          7 WORLD TRADE CENTER
                HARTFORD, CONNECTICUT 06183                                  NEW YORK, NEW YORK 10048
                      (800) 842-9368                                              (800) 725-6666
------------------------------------------------------------ ---------------------------------------------------------


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated September 11, 2001 for the Special Meeting of Shareholders of Jurika & Voyles Core Equity Portfolio and Strategic Stock Portfolio (the "Travelers Funds"), each a series of The Travelers Series Trust (the "Trust"), to be held on October 24, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling 1-800-842-9368.


         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about Investors Fund is contained in Salomon Series' Statement of Additional Information dated April 30, 2001, which is incorporated herein by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                                Table of Contents

GENERAL INFORMATION.......................................................................................2
FINANCIAL STATEMENTS......................................................................................3

                               GENERAL INFORMATION

         The Shareholders of the Travelers Funds are being asked to consider and vote on one proposal with respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of July 27, 2001 by and between the Trust, on behalf of each of the Travelers Funds, and Salomon Series, on behalf of Investors Fund, and the transactions contemplated thereby. The Reorganization Plan contemplates the transfer of all of the assets and liabilities of each of the Travelers Funds to Investors Fund in exchange for shares issued by Salomon Series in Investors Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Travelers Funds that are outstanding immediately before the Reorganization takes effect.

         A Special Meeting of shareholders of the Travelers Funds to consider the proposal and the related transaction will be held at One Tower Square, Hartford, Connecticut 06138 on October 24, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The audited financial statements and notes thereto of Investors Fund contained in its Annual Report to Shareholders, dated December 31, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The financial statements and notes thereto which appear in Investors Fund's Annual Report to Shareholders have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Report and are also incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.

         The audited financial statements and notes thereto of the Travelers Funds contained in their Annual Reports to Shareholders dated December 31, 2000 are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The financial statements and notes thereto which appear in each of the Travelers Funds' Annual Report to Shareholders have been audited by KPMG LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.


         Pro forma financial statements are not required because the total net asset value of each of the Travelers Funds does not exceed ten percent of Investors Fund's total net asset value as of July 31, 2001.




This Pre-Effective Amendment No. 1 to the Form N-14 registration statement (File Nos. 333-67046; 811-8443) incorporates by reference certain documents filed as part of the initial filing:

         In Part B:

                 April 30, 2001 Statement of Additional Information for Salomon Brothers Variable Series Funds Inc

                 December 31, 2000 Annual Report for Salomon Brothers Variable Series Funds Inc

                 December 31, 2000 Annual Reports for the Travelers Funds

FORM N-14

PART C - OTHER INFORMATION

         Item 15.  Indemnification.


         Reference is made to Article 8(a)(5) of Registrant's Articles of Incorporation and Section 5 of Registrant's Distribution Agreement.

         Registrant's directors and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Item 16.  Exhibits.

         (1) Articles of Incorporation (Incorporated herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement (File No. 333-38045))

         (2) Bylaws (Incorporated herein by reference to Exhibit 2(a) to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement (File No. 333-38045))

         (3) Not applicable (Voting Trust agreement affecting 5% of registrant's securities)

         (4) Agreement and Plan of Reorganization (Filed as Appendix A to the Combined Prospectus/Proxy Statement included in Part A to this Form N-14 Registration Statement)

         (5)      Instruments defining rights of security holders (None)

         (6) Investment advisory contract relating to Salomon Brothers Variable Investors Fund (Incorporated herein by reference to Exhibit 5(f) to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement (File No. 333-38045))

         (7) Underwriting contract (Incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 1 to the Form N-1A Registration Statement (File No. 333-38045))

         (8) Not applicable (Bonus, profit sharing, pension or similar contract re directors)

         (9) Custody agreement (Incorporated herein by reference to Exhibits 8(a) and 8(b) to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement (File No. 333-38045))

         (10)     Not applicable (Rule 12b-1 Plan)


         (11) Opinion re legality and consent (Incorporated herein by reference to the similarly numbered exhibit included in the initial filing of the Form N-14 registration statement on August 7, 2001 (File No. 333-67046)).


         (12)     Tax opinion

         (13)     Other material contracts


         (14) Other opinions and consents (Incorporated herein by reference to the similarly numbered exhibit included in the initial filing of the Form N-14 registration statement on August 7, 2001 (File No. 333-67046)).


         (15)     Not applicable (omitted financial statements)

         (16)     Powers of attorney

         (17) Additional exhibits (Supplemental Soliciting Letters and Voting Cards)



         Item 17.  Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 5th day of September, 2001.


                                   SALOMON BROTHERS VARIABLE SERIES FUND INC
                                   (Registrant)


                                    By:     /s/ Heath B. McLendon
                                       ------------------------------
                                    Name:  Heath B. McLendon
                                    Title: President


         As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.


Signature                                                    Title                                       Date

  /s/ Heath B. McLendon                                      Director and President (Principal    September 5, 2001
--------------------------------------------                 Executive Officer)
Heath B. McLendon


         *
--------------------------------------------                 Director                             September 5, 2001
Charles F. Barber


          *
--------------------------------------------                 Director                             September 5, 2001
Carol L. Colman


         *
--------------------------------------------                 Director                             September 5, 2001
Daniel P. Cronin


  /s/ Lewis E. Daidone                                       Executive Vice President and         September 5, 2001
--------------------------------------------                 Treasurer (Principal
Lewis E. Daidone                                             Financial and Accounting
                                                             Officer)



*By               /s/ Heath B. McLendon
         -----------------------------------
         Heath B. McLendon
         As attorney-in-fact pursuant to a power of attorney.